Note 10- Stock-based Compensation - Valuation Assumptions for Fair Value of Options Granted (Details) - $ / shares	Aug. 14, 2017	Feb. 24, 2017	Dec. 31, 2016	Apr. 21, 2016	Mar. 28, 2016
Volatility		59.00%	58.00%	63.00%	63.00%
Risk-free interest rate		0.81%	0.81%	1.12%	0.56%
Expected life (years) (Year)		2 years	2 years	1 year	2 years 21 days
Dividend yield		0.00%	0.00%	0.00%	0.00%
Common share price (in CAD per share)		$ 1.35	$ 1.45	$ 0.20	$ 0.20
Strike price (in CAD per share)		$ 1.50	$ 1.50	$ 0.25	$ 0.25
Forfeiture rate
Options 1 [Member]
Volatility	59.00%
Risk-free interest rate	1.22%
Expected life (years) (Year)	2 years
Dividend yield	0.00%
Common share price (in CAD per share)	$ 2.40
Strike price (in CAD per share)	$ 2.75
Options 2 [Member]
Volatility	83.00%
Risk-free interest rate	1.22%
Expected life (years) (Year)	1 year
Dividend yield	0.00%
Common share price (in CAD per share)	$ 2.40
Strike price (in CAD per share)	$ 2.75